Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Stock-Based Compensation (Tables) [Line Items]
Schedule of Share Option Plan	The following is a summary of the status of the Company’s share option plan as of June 30, 2024:
	Six months ended
	June 30, 2024
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2023	11,326,943	$0.97
Granted during the period	423,795	$2.39
Exercised during the period	(936,281)	$0.68
Forfeited during the period	(1,451)	$0.86
Options outstanding as of June 30, 2024	10,813,006	$1.06
Options exercisable as of June 30, 2024	9,928,467	$0.96

Schedule of Information about Stock Options Outstanding	The following table summarizes information about stock options outstanding as of June 30, 2024:
Outstanding as of June 30, 2024					Exercisable as of June 30, 2024
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	9,942,319	4.39	0.80	23,770	9,551,815	4.31	0.80	22,860
$1.87	3,313	6.53	1.87	4	2,691	6.53	1.87	4
$2.10	16,563	0.51	2.10	18	16,563	0.51	2.10	18
$2.39-$2.40	425,269	6.54	2.39	340	78,632	6.54	2.39	63
$4.99	196,625	5.55	4.99	-	120,144	5.55	4.99	-
$5.36	140,000	5.00	5.36	-	70,000	5.00	5.36	-
$7.58	85,380	4.54	7.58	-	85,380	4.54	7.58	-
$9.07	3,537	4.46	9.07	-	3,242	4.46	9.07	-

Schedule of Option-Pricing Model	The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:
	For the Six months ended on June 30, 2024	For the six months ended on June 30, 2023
Expected term	4-5	3-5
Expected volatility	58.56%	48.35%-63.84%
Expected dividend rate	0%	0%
Risk-free rate	3.85%-3.92%	3.62%-4.21%

Schedule of Classification of RSU's Expenses	The following table presents the classification of the stock options expenses for the periods indicated:
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Cost of revenue	88	96	44	46
Research and development	441	631	218	309
Sales and marketing	490	570	241	278
General and administrative	563	1,350	187	671
Total stock-based compensation	1,582	2,647	690	1,304

Schedule of Company’s RSU’s	The following is a summary of the status of the Company’s RSU’s as of June 30, 2024, as well as changes during the period of six months ended June 30, 2024:
	Number of RSUs	Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year	5,442,313	$5.26
Granted during the period	5,970,121	$2.17
Vested during the period	(1,483,427)	$5.28
Forfeited during the period	(207,211)	$3.58
Outstanding at the end of the period	9,721,796	$3.36

Restricted Stock Units [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Classification of RSU's Expenses	The following table presents the classification of RSU’s expenses for the periods indicated:
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Cost of revenue	386	288	199	151
Research and development	2,957	2,779	1,512	1,462
Sales and marketing	1,489	1,197	762	613
General and administrative	1,085	898	572	457
Total stock-based compensation-RSUs	5,917	5,162	3,045	2,683